Related Party Agreements and Transactions (Payables to Related Parties) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Payables - related parties	$ 54	$ 20
MPC [Member]
Related Party Transaction [Line Items]
Payables - related parties	33	20
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Payables - related parties	$ 21	$ 0